Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Total Stock-Based Compensation Expense Related to Stock Options and Restricted Stock
Total stock-based compensation expense related to stock options and restricted stock was $5.6 million and $3.8 million for the year ended December 31, 2017 and 2016, respectively, and classified in the consolidated statements of operations as follows:

	Year Ended December 31,
(Dollars in thousands)	2017	2016
Cost of goods sold	$203	$68
Research and development expenses	1,425	526
General and administrative expenses	3,955	3,198
Total share-based compensation	$5,583	$3,792

Schedule of Stock Option Activity
2016 Employee Equity Compensation Plan Stock option activity for the six months ended June 30, 2018 was as follows:

(Dollars in thousands, except per share amounts)	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	1,661,750	$11.96	9.12	$75
Granted	505,760	2.98	9.67	—
Forfeited / Canceled	(47,912)	8.44	—	—
Options outstanding at June 30, 2018	2,119,598	$9.90	8.85	$—
Vested and exercisable	795,784	$14.08	8.53	$—

2016 Employee Equity Compensation Plan stock option activity for the year ended December 31, 2017 was as follows:

	Shares	Weighted- average exercise price	Weighted- average contractual life	Aggregate intrinsic value (dollars in thousands)
Options outstanding at December 31, 2015	—	$—	—	—
Granted	260,725	40.16	10.00 years	37
Forfeited / Cancelled	(7,875)	40.00	—	—
Options outstanding at December 31, 2016	252,850	40.16	9.41 years	37
Granted	1,452,550	7.11	10.0 years	$91
Forfeited / Cancelled	(43,650)	—	—	—
Options outstanding at December 31, 2017	1,661,750	11.96	9.12 years	75
Options vested and exercisable as of December 31, 2017	493,423	15.64	9.01 years	2
Options vested and expected to vest as of December 31, 2017	1,661,750	$11.96	9.12 years	$75

Summary of Key Assumptions to Apply to Model
The fair value of the options at the date of issuance was estimated based on the Black-Scholes option pricing model. Previously, the Company used a peer group of companies to calculate volatility. In 2018, the Company began to use a blended rate, which included the Company and the peer group of companies to calculate volatility. Key assumptions used to apply this model upon issuance were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Dividend yield	—	—	—	—
Expected volatility	97.83%	68.5%	93.49%	69.0%
Risk-free rate of return	2.85%	1.91%	2.63%	2.04%
Expected term (years)	6.01	5.89	5.95	5.81
Fair Value per share	$1.27	$3.61	$2.28	$4.42

The fair value of the options at the date of issuance was estimated based on the Black Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	Weighted Average on Grant Date
	2017	2016
Dividend yield	—	—
Expected volatility	69.01%	67.04%
Risk-free rate of return	2.05%	1.44%
Expected term (years)	5.82	6.12
Fair Value per share	$4.39	$24.56

Schedule of Time-Based Restricted Stock Awards
Restricted stock award activity for the six months ended June 30, 2018 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2017	30,000
Awards granted	—
Awards vested	(30,000)
Awards forfeited	—
Non-vested awards outstanding at June 30, 2018	—

Restricted stock award activity for the year ended December 31, 2017 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2015	—
Awards granted	56,693
Awards vested and issued	(6,093)
Awards forfeited	(1,963)
Non-vested awards outstanding at December 31, 2016	48,637
Awards granted	30,000
Awards vested and issued	(47,658)
Awards forfeited	(979)
Non-vested awards outstanding at December 31, 2017	30,000